Restructuring and other non-recurring costs (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Restructuring costs	$ 4	$ 1,300
Provision used, other provisions				$ 86
Uk input tax claimed in prior years [member]
IfrsStatementLineItems [Line Items]
Provision used, other provisions			$ 1,400	1,800
Provisions used other				$ 1,000